As filed with the Securities and Exchange Commission on July 23, 2014

1933 Act Registration No. 333-195218

1940 Act Registration No. 811-22957

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

(Check appropriate box or boxes.)

INVESCO MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen Rimes, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens &Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of July, 2014.

Registrant:	INVESCO MANAGEMENT TRUST

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley	President	July 23, 2014
(Karen Dunn Kelley)	(Principal Executive Officer)

/s/ Philiip A. Taylor	Trustee	July 23, 2014
(Philip A. Taylor)

/s/ David C. Arch*	Trustee	July 23, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	July 23, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	July 23, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	July 23, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	July 23, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	July 23, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	July 23, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	July 23, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	July 23, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	July 23, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	July 23, 2014
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	July 23, 2014
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	July 23, 2014
(Wayne W. Whalen)

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	July 23, 2014

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated April 11, 2014, filed in Registrant’s Initial Registration Statement on April 11, 2014.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def